Related parties (Tables)	6 Months Ended
Sep. 30, 2021
Related parties
Schedule of related party transactions
a)	The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 25.97% beneficial owner of the Company
b)	The Company had the following related party balance with the related party mentioned above:

	As of
	September 30, 2021	March 31, 2021
Amounts due to Xiaofeng Gao	$5,764	$257,037
c)	The Company had the following related party transaction with the related party mentioned above:

	For the six months ended September 30,
	2021	2020
Expense paid by Xiaofeng Gao	$1,297	$1,256,522

Repayment to Xiaofeng Gao	252,602	750,181